Accounting and Reporting Changes	12 Months Ended
Dec. 31, 2024
Accounting And Reporting Changes [Abstract]
Accounting and Reporting Changes	Accounting and Reporting ChangesFuture accounting and reporting changes
(I)Annual Improvements to IFRS Accounting Standards – Volume 11
Annual Improvements to IFRS Accounting Standards – Volume 11 was issued in July 2024 and is effective on or after January 1,
2026. The IASB issued eight minor amendments to different standards as part of the Annual Improvements process, to be applied retrospectively except for amendments to IFRS 1 “First-Time Adoption of International Financial Reporting Standards” for
first time adopters and to IFRS 9 “Financial Instruments” (“IFRS 9”) for derecognition of lease liabilities. Adoption of these amendments is not expected to have a significant impact on the Company’s Consolidated Financial Statements.
(II)  Amendments to the Classification and Measurement of Financial Instruments (Amendments to IFRS 9 and IFRS 7)
Amendments to the Classification and Measurement of Financial Instruments (Amendments to IFRS 9 “Financial Instruments”
and IFRS 7 “Financial Instruments: Disclosures” (“IFRS 7”)) were issued in May 2024 to be effective for years beginning on
January 2026 and to be applied retrospectively. The amendments clarify guidance on timing of derecognition of financial liabilities, on the assessment of cash flow characteristics and resulting classification and disclosure of financial assets with terms referencing contingent events including environmental, social and corporate governance events, and of the treatment of non-
recourse assets and contractually linked instruments. The Company is assessing the impact of these amendments on the
Company’s Consolidated Financial Statements.
(III)IFRS 18 “Presentation and Disclosure in the Financial Statements”
IFRS 18 “Presentation and Disclosure in Financial Statements” (“IFRS 18”) was issued in April 2024 to be effective for years beginning on January 1, 2027 and to be applied retrospectively. The standard replaces IAS 1 “Presentation of Financial
Statements” (“IAS 1”) while carrying forward many elements of IAS 1 unchanged. IFRS 18 introduces three sets of new requirements for presentation of financial statements and disclosures within financial statements:
•Introduction of five defined categories of income and expenses: operating, investing, financing, income taxes and discontinued operations, with defined subtotals and totals for “operating income (loss)”, “income or loss before financing and income taxes” and “income (loss)”,
•disclosure within a note to financial statements of management-defined performance measures (“MPMs”) with a reconciliation between MPMs and IFRS performance measures. MPMs are defined as subtotals of income and expenses not specified by IFRS Accounting Standards, which are used in public communications outside financial statements to communicate management’s view of the Company’s financial performance, and
•enhanced guidance on organizing information and determining whether to provide the information in the financial statements or in the notes. IFRS 18 also requires enhanced disclosure of operating expenses based on their characteristics, including their nature, function or both.
The Company is assessing the impact of this standard on the Company’s Consolidated Financial Statements.
(IV)Amendments to IAS 12 “Income Taxes”
Amendments to IAS 12 “Income Taxes” were issued in May 2023. The amendments relate to the Organization for Economic Co-
operation and Development’s International Pillar Two tax reform, which seeks to establish a global minimum income tax rate of
15% and addresses inter-jurisdictional base erosion and profit shifting, targeting larger international companies. Most jurisdictions have agreed to participate and effective dates for Global Minimum Taxes (“GMT”) vary by jurisdiction based on local legislation.
The amendments require that, effective for years beginning on or after January 1, 2023, disclosure of current tax expense or recovery related to GMT is required along with, to the extent that GMT legislation is enacted or substantively enacted but not yet in effect, disclosure of known or reasonably estimable information that helps users of financial statements understand the
Company’s exposure to GMT arising from that legislation. The amendments introduce a temporary mandatory exception in IAS
12 from recognizing and disclosing deferred tax assets and liabilities related to GMT. The Company has applied the temporary exception from accounting for deferred taxes in respect of GMT.
On June 20, 2024, Canada enacted the Global Minimum Tax Act, retrospective to fiscal periods commencing on or after
December 31, 2023. The Company is in scope of this legislation because it is located in Canada and will be required to pay additional GMT in Canada in respect of its global entities whose effective tax rate is below 15%. The Company’s entities will also be subject to GMT in those jurisdictions where a Qualifying Domestic Minimum Top-up Tax (“QDMTT”) is in effect.
The Company expects to pay GMT of $231 for the year ended December 31, 2024 arising from its operations in Hong Kong,
China, Macau and Barbados. GMT arising from the Company’s operations in Hong Kong, China, and Macau, is expected to be payable in Canada for 2024 as these jurisdictions do not have a QDMTT in effect for 2024. Barbados passed legislation on May
28, 2024, introducing a QDMTT retrospective to January 1, 2024. As such, GMT arising from the Company’s operations in
Barbados will be payable in Barbados.
As at December 31, 2024, certain other jurisdictions in which the Company operates, including Australia, Belgium, Brazil,
Germany, Ireland, Luxembourg, Malaysia, Netherlands, Singapore, Switzerland, Thailand, the United Kingdom, and Vietnam,
have enacted legislation to adopt GMT. The assessment of the Company’s potential exposure to GMT in these jurisdictions is based on the most recent information available regarding the financial performance of the constituent entities and the associated statutory income tax rate. Based on the assessment, the Company’s operations within these jurisdictions do not have a material exposure to GMT and therefore no disclosure of current tax expense or recovery related to GMT is provided.
The United States adopted a Corporate Alternative Minimum Tax (“CAMT”) of 15%, with an effective date of January 1, 2023.
CAMT is not a QDMTT for the purposes of GMT.
In response to GMT, Bermuda enacted the Corporate Income Tax 2023 Act on December 27, 2023. The Company’s Bermuda
tax-resident subsidiaries and branches became subject to this new tax regime effective January 1, 2025, at a rate of 15%. The
Bermuda corporate income tax is not a QDMTT for the purposes of GMT.